REVENUES	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUES
14.	REVENUES

On June 3, 2020, the Company entered into a License Agreement with Medtronic, whereby the Company is providing exclusive access to certain IP rights relating to robotic assisted surgical technologies. The Company is accounting for the license fee at the point in time when the rights were transferred. The Company recognized revenue of $10 million under this agreement.

Technical Milestone under Medtronic Development and License Agreement

In 2020, the Company completed the first and second technical milestones under the Development Agreement with Medtronic (see note 7) and on October 28, 2020, received payment of $10 million. Revenue from the Development Agreement and the allocation of ownership and license rights developed under each milestone is recognized when the rights are granted, and customer acceptance is established. The Company is entitled to receive up to an additional $21 million under the Development Agreement with completion of milestones 3 and 4 in May and September 2020, respectively.